Subsequent Event - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Feb. 17, 2012	Feb. 29, 2012 Y
Accounts Receivable Securitization Facility
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 100.0
Number of days to close the accounts receivable securitization facility		60 days
Credit facility, maturity period		5
Interest rate over the reference rate		2.00%
Reference rate	LIBOR	LIBOR
Additional Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 55.0
Credit facility, maturity period		5
Reference rate	LIBOR	LIBOR
Interest rate over the reference rate		4.50%